Intangible assets and goodwill - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	€ 12,639	€ 8,414
Iberia CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Headroom percentage	32.00%	25.00%
Percent by which value assigned to discount rate must change in order to result in an impairment	2.00%
Percent by which value assigned to terminal growth rate must change in order to result in impairment	1.60%
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ 274	€ 149	€ 111
Software | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	75	54	44
Intangible assets and goodwill	€ (297)	(233)	(222)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	20 years
Intangible assets and goodwill	€ 144	118	126
Customer relationships | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	9	8	8
Intangible assets and goodwill	€ (53)	(43)	(35)
Non-TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	20 years
Intangible assets	€ 149
Intangible assets and goodwill	144	0	0
Non-TCCC franchise intangible | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	5	0
Intangible assets and goodwill	(5)	0	0
Franchise intangible | Nonsignificant cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	2,243
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,623	2,517	2,520
Goodwill | Nonsignificant cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	941
Goodwill | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	0	0
Intangible assets and goodwill	€ 0	€ 0	€ 0
Low | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	5 years
High
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth rate (or less)	2.00%
High | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	7 years
TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Agreement term	10 years
Renewal term	10 years